Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the goodwill
Net balance at the beginning of the period	$ 130,794	$ 10,983
Additions	34,093	119,811
Net balance at the end of the period	164,887	130,794
Changes in the goodwill and other indefinite lived intangible assets, on a net basis
Net balance at the beginning of the period	172,850	53,039
Additions	50,079	119,811
Net balance at the end of the period	222,929	172,850
Broadcast license
Changes in other indefinite lived intangible assets
Net balance at the beginning of the period			41,356
Net balance at the end of the period	41,356	41,356	41,356
Brands
Changes in other indefinite lived intangible assets
Additions	15,986
Net balance at the end of the period	15,986
Other intangibles
Changes in other indefinite lived intangible assets
Net balance at the beginning of the period			700
Net balance at the end of the period	$ 700	$ 700	$ 700